11 Investments (Details 1) R$ in Thousands	12 Months Ended
Dec. 31, 2019 BRL (R$)
Disclosure of associates [line items]
Balance at beginning	R$ 65,954
Dividends and interest on equity	(7,297)
Equity in results of investees	12,899
Equity valuation adjustments	(7,769)
Other	56
Balance at end	R$ 63,843
Associate Borealis [Member]
Disclosure of associates [line items]
Domestic associate name	Borealis
Balance at beginning	R$ 32,776
Dividends and interest on equity	(3,002)
Equity in results of investees	3,042
Balance at end	R$ 32,816
Associate RPR [Member]
Disclosure of associates [line items]
Domestic associate name	RPR
Balance at beginning	R$ 33,094
Dividends and interest on equity	(4,295)
Equity in results of investees	9,857
Equity valuation adjustments	(7,769)
Balance at end	R$ 30,887
Associate Other [Member]
Disclosure of associates [line items]
Domestic associate name	Other
Balance at beginning	R$ 84
Other	56
Balance at end	R$ 140